SCHEDULE OF CONSOLIDATED BALANCE SHEETS (Details) - Genesis Unicorn Capital Corp [Member] - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 14, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Class A common stock subject to possible redemption at December 31, 2021		$ 56,111,182	$ 88,297,794	$ 88,297,794
Redemption of Class A common stock subject to redemption	$ (32,707,627)		(32,707,627)	(32,707,627)
Remeasurement of carrying value to redemption value		1,817,679	521,015		754,044
Class A common stock subject to possible redemption at December 31, 2022		$ 57,928,861	$ 56,111,182	$ 57,928,861	88,297,794
Gross proceeds from Initial Public Offering					$ 87,543,750